RECLAMATION AND REMEDIATION PROVISION (Details 2) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
GMC and Topia operations [Member]
Total estimated cash flows, before inflation		$ 3,684	$ 3,938
Expected settlement of obligations (years)		2021 – 2044	2023 – 2047
Coricancha Mining Complex [Member]
Total estimated cash flows, before inflation	$ 34,659	$ 33,941	$ 34,061
Expected settlement of obligations (years)		2019 – 2047	2018 – 2047
Weighted average risk-free rate (discount rate)	5.36%	5.40%	4.80%
Guanajuato Mine Complex [Member]
Weighted average risk-free rate (discount rate)		2.70%	2.30%
Topia Mine [Member]
Weighted average risk-free rate (discount rate)		2.80%	2.50%